Label	Element	Value
New Covenant Equity Fund | New Covenant Equity Fund
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	NEW COVENANT EQUITY FUND
Objective [Heading]	oef_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	The Fund’s investment objective is long-term capital appreciation. A modest amount of dividend income may be produced by the Fund’s equity securities.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell Fund shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in this table and examples below.

Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	oef_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	oef_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 5% of the average value of its portfolio.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	5.00%
Strategy [Heading]	oef_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

Under normal circumstances, the Fund may not invest less than 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity and equity-related securities. The investment policy is non-fundamental and may be changed upon 60 days’ prior written notice to shareholders.

Under normal market conditions, the Fund will invest primarily in a diversified portfolio of equity and equity-related securities that are components of an index that represents broad exposure to the U.S. equity market (the “Index”), includes approximately 3,000 securities and is not concentrated in any particular industry. The Fund will seek generally to replicate the performance of the Index, subject to such variation as may arise as a result of implementation of the social-witness principles established by the General Assembly of the Presbyterian Church (U.S.A.), as reflected in Guidelines put forth by the Committee on Mission Responsibility Through Investment (the “Presbyterian Principles”) discussed below.

The Fund seeks to invest consistent with the Presbyterian Principles. In doing so, the Fund will not invest in certain companies, despite that company being a component in the Index. The Fund seeks to avoid investing in companies involved in tobacco, for-profit prisons, and some companies related to weapons production, antipersonnel land mines, handguns and assault weapons, or for environmental reasons. In addition, at times a company involved in serious human rights violations may also be screened out of the Fund. The Fund may also screen out other issuers when deemed appropriate to implement the Presbyterian Principles. The Fund’s investment performance will depend, among other things, on the Fund’s tracking of the Index and the performance of the Index. The Fund’s ability to track the performance of the Index will be affected by differences between the Index and the Fund’s portfolio resulting from adherence to the Presbyterian Principles, as well as by factors such as the size and timing of cash flows into and out of the Fund, and the Fund’s fees and expenses.

The Fund generally will attempt to invest in securities comprising the Index in approximately the same proportions as they are represented in the Index, subject to such changes resulting from implementation of the Presbyterian Principles. It may not be possible or practicable to purchase all of the securities composing the Index or to hold them in the same weightings as they are represented in the Index. In those cases, the Fund’s sub-adviser (the “Sub-Adviser”) may employ a sampling or optimization technique to replicate the Index. In seeking to track the performance of the Index, the Fund may invest in the following equity and equity-related securities, not all of which may be constituents of the Index: common stocks, preferred stocks, depositary receipts, rights, warrants, exchange-traded funds (ETFs), publicly traded equity real estate investment trusts (REITs), and futures contracts based on indexes of particular groups or varieties of securities.

The Sub-Adviser selects the Fund’s securities under the general supervision of SIMC. The Sub-Adviser’s investment strategy seeks to closely track the Index return, subject to such variations as arise from implementation of the Presbyterian Principles. The market capitalization and composition of the Index is subject to change. SIMC and the Sub-Adviser may sell securities that are represented in the Index or purchase securities that are not represented in the Index, prior to or after their removal or addition to the Index.

The Sub-Adviser also has the authority to vary from the Index: (i) to conform the Fund’s portfolio to the Presbyterian Principles; (ii) to favor, consistent with the Presbyterian Principles, securities of companies that are more highly ranked with respect to environmental, social and governance (ESG) criteria (e.g., company business models, corporate governance policies, relationships with stakeholders, and history of controversies) than other companies in the Fund’s portfolio; and (iii) to a lesser extent, manage risk and seek efficient trading costs.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	fnd_NmRule35d1TermDfnSmryTextBlock	Under normal market conditions, the Fund will invest primarily in a diversified portfolio of equity and equity-related securities that are components of an index that represents broad exposure to the U.S. equity market (the “Index”), includes approximately 3,000 securities and is not concentrated in any particular industry. The Fund will seek generally to replicate the performance of the Index, subject to such variation as may arise as a result of implementation of the social-witness principles established by the General Assembly of the Presbyterian Church (U.S.A.), as reflected in Guidelines put forth by the Committee on Mission Responsibility Through Investment (the “Presbyterian Principles”) discussed below.The Fund seeks to invest consistent with the Presbyterian Principles. In doing so, the Fund will not invest in certain companies, despite that company being a component in the Index. The Fund seeks to avoid investing in companies involved in tobacco, for-profit prisons, and some companies related to weapons production, antipersonnel land mines, handguns and assault weapons, or for environmental reasons. In addition, at times a company involved in serious human rights violations may also be screened out of the Fund. The Fund may also screen out other issuers when deemed appropriate to implement the Presbyterian Principles. The Fund’s investment performance will depend, among other things, on the Fund’s tracking of the Index and the performance of the Index. The Fund’s ability to track the performance of the Index will be affected by differences between the Index and the Fund’s portfolio resulting from adherence to the Presbyterian Principles, as well as by factors such as the size and timing of cash flows into and out of the Fund, and the Fund’s fees and expenses.The Fund generally will attempt to invest in securities comprising the Index in approximately the same proportions as they are represented in the Index, subject to such changes resulting from implementation of the Presbyterian Principles. It may not be possible or practicable to purchase all of the securities composing the Index or to hold them in the same weightings as they are represented in the Index. In those cases, the Fund’s sub-adviser (the “Sub-Adviser”) may employ a sampling or optimization technique to replicate the Index. In seeking to track the performance of the Index, the Fund may invest in the following equity and equity-related securities, not all of which may be constituents of the Index: common stocks, preferred stocks, depositary receipts, rights, warrants, exchange-traded funds (ETFs), publicly traded equity real estate investment trusts (REITs), and futures contracts based on indexes of particular groups or varieties of securities.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	fnd_NmRule35d1TermSlctnCritSmryTextBlock	The Sub-Adviser selects the Fund’s securities under the general supervision of SIMC. The Sub-Adviser’s investment strategy seeks to closely track the Index return, subject to such variations as arise from implementation of the Presbyterian Principles. The market capitalization and composition of the Index is subject to change. SIMC and the Sub-Adviser may sell securities that are represented in the Index or purchase securities that are not represented in the Index, prior to or after their removal or addition to the Index.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	fnd_NmRule35d1EightyPctInvstmntPlcyTextBlock	Under normal circumstances, the Fund may not invest less than 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity and equity-related securities.
Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for the past ten calendar years and by showing how the Fund’s average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.NewCovenantFunds.com or by calling the Fund toll-free at 877‑835‑4531. On May 13, 2019, the Fund transitioned from an actively managed strategy to its current strategy of investing in equity securities that are components of the Index.

Performance Information Illustrates Variability of Returns [Text]	oef_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for the past ten calendar years and by showing how the Fund’s average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance.
Performance Availability Phone [Text]	oef_PerformanceAvailabilityPhone	877‑835‑4531
Performance Availability Website Address [Text]	oef_PerformanceAvailabilityWebSiteAddress	www.NewCovenantFunds.com
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock	Best Quarter: 21.99% (06/30/20) Worst Quarter: -20.59% (03/31/20) The Fund’s total return (pre-tax) from January 1, 2026 to September 30, 2026 was 11.68%.
Year to Date Return, Label [Optional Text]	oef_YearToDateReturnLabel	total return
Bar Chart, Year to Date Return, Date	oef_BarChartYearToDateReturnDate	Sep. 30, 2026
Bar Chart, Year to Date Return	oef_BarChartYearToDateReturn	11.68%
Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	21.99%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(20.59%)
Performance Table Heading	oef_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2025)
Index No Deduction for Fees, Expenses, or Taxes [Text]	oef_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	oef_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	oef_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	oef_PerformanceTableNarrativeTextBlock

This table compares the Fund’s average annual total returns to those of a broad-based securities market index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

New Covenant Equity Fund | New Covenant Equity Fund | Risk Lose Money [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	You could lose money on your investment in the Fund, just as you could with other investments.
New Covenant Equity Fund | New Covenant Equity Fund | Risk Not Insured [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
New Covenant Equity Fund | New Covenant Equity Fund | Market Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole. Markets may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters, epidemics, pandemics or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term.

New Covenant Equity Fund | New Covenant Equity Fund | Social-Witness Principles/Socially Responsible Investing Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Social-Witness Principles/Socially Responsible Investing Risk — The Fund considers social-witness principles and the Sub-Advisers’ ESG criteria in its investment process and may choose not to purchase, or may sell, otherwise profitable investments in companies which have been identified as being in conflict with its established social-witness principles and other socially responsible investing principles. This means that the Fund may underperform other similar mutual funds that do not consider social-witness principles and other socially responsible investing principles in their investing.

New Covenant Equity Fund | New Covenant Equity Fund | Tracking Error Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Tracking Error Risk — The risk that the Fund’s performance may vary substantially from the performance of the Index it tracks as a result of cash flows, Fund expenses, imperfect correlation between the Fund’s investments and the Index’s components, implementation of the Presbyterian Principles, and favoring ESG and other factors.

New Covenant Equity Fund | New Covenant Equity Fund | Investment Style Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Investment Style Risk — The risk that the equity securities in which the Fund invests may underperform other segments of the equity markets or the equity markets as a whole.
New Covenant Equity Fund | New Covenant Equity Fund | Large Capitalization Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Large Capitalization Risk — If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and medium sized companies. Additionally, larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

New Covenant Equity Fund | New Covenant Equity Fund | Small and Medium Capitalization Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Small and Medium Capitalization Risk — Small and medium capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization and medium capitalization stocks may be more volatile than those of larger companies. Small capitalization and medium capitalization stocks may be traded over-the-counter (OTC). OTC stocks may trade less frequently and in smaller volume than exchange-listed stocks and may have more price volatility than that of exchange-listed stocks.

New Covenant Equity Fund | New Covenant Equity Fund | Real Estate Investment Trusts (REITs) Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Real Estate Investment Trusts (REITs) Risk — REITs are trusts that invest primarily in commercial real estate or real estate-related loans. The Fund’s investments in REITs will be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties.

New Covenant Equity Fund | New Covenant Equity Fund | Derivatives Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Derivatives Risk — The Fund’s use of futures contracts is subject to market risk, leverage risk, correlation risk and liquidity risk. Market risk is described above and leverage risk is described below. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders. Both U.S. and non-U.S. regulators have adopted and implemented regulations governing derivatives markets, the ultimate impact of which remains unclear.

New Covenant Equity Fund | New Covenant Equity Fund | Leverage Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Leverage Risk — The Fund’s use of derivatives may result in the Fund’s total investment exposure substantially exceeding the value of its portfolio securities and the Fund’s investment returns depending substantially on the performance of securities that the Fund may not directly own. The use of leverage can amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. The Fund’s use of leverage may result in a heightened risk of investment loss.

New Covenant Equity Fund | New Covenant Equity Fund | Opportunity Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Opportunity Risk — The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in other investments.
New Covenant Equity Fund | New Covenant Equity Fund | Preferred Stock Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Preferred Stock Risk — Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

New Covenant Equity Fund | New Covenant Equity Fund | Depositary Receipts Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Depositary Receipts Risk — Depositary receipts, such as ADRs, are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory, tax, accounting and audit environments.

New Covenant Equity Fund | New Covenant Equity Fund | Warrants and Rights Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Warrants and Rights Risk — Warrants and rights do not carry with them the right to dividends or voting rights with respect to the securities that they entitle the holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants and rights may be considered more speculative than certain other types of equity-like securities. In addition, the values of warrants and rights do not necessarily change with the values of the underlying securities or commodities and these instruments cease to have value if they are not exercised prior to their expiration dates.

New Covenant Equity Fund | New Covenant Equity Fund | ETFs Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

ETFs Risk — ETFs are pooled investment vehicles, such as registered investment companies and grantor trusts, whose shares are listed and traded on U.S. and non-U.S. stock exchanges or otherwise traded in the over-the-counter market. To the extent that the Fund invests in ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities in which the ETF invests, and the value of the Fund’s investment will fluctuate in response to the performance of the ETF’s holdings. ETFs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying Fund expenses. Because the value of ETF shares depends on the demand in the market, shares may trade at a discount or premium to their NAV and the Adviser may not be able to liquidate the Fund’s holdings at the most optimal time, which could adversely affect the Fund’s performance.

New Covenant Equity Fund | New Covenant Equity Fund | New Covenant Equity Fund
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.47%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.51%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.98%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 100
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	312
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	542
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	1,201
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	100
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	312
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	542
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 1,201
New Covenant Equity Fund | Russell 3000 Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Russell 3000 Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	17.15%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	13.15%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	14.29%
New Covenant Equity Fund | New Covenant Equity Fund
Prospectus [Line Items]	oef_ProspectusLineItems
Annual Return [Percent]	oef_AnnlRtrPct	8.12%
Annual Return [Percent]	oef_AnnlRtrPct	21.60%
Annual Return [Percent]	oef_AnnlRtrPct	(6.07%)
Annual Return [Percent]	oef_AnnlRtrPct	30.18%
Annual Return [Percent]	oef_AnnlRtrPct	20.21%
Annual Return [Percent]	oef_AnnlRtrPct	25.74%
Annual Return [Percent]	oef_AnnlRtrPct	(19.35%)
Annual Return [Percent]	oef_AnnlRtrPct	25.18%
Annual Return [Percent]	oef_AnnlRtrPct	22.22%
Annual Return [Percent]	oef_AnnlRtrPct	15.96%
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Fund Return Before Taxes
Average Annual Return, Percent	oef_AvgAnnlRtrPct	15.96%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	12.46%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	13.27%
New Covenant Equity Fund | New Covenant Equity Fund | After Taxes on Distributions
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Fund Return After Taxes on Distributions
Average Annual Return, Percent	oef_AvgAnnlRtrPct	13.47%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.75%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.76%
New Covenant Equity Fund | New Covenant Equity Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Fund Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.16%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.72%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.71%